Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon Investment Funds III
Entity Central Index Key	0000053808
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000130467 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Equity Income Fund
Class Name	Class Y
Trading Symbol	DQIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Equity Income Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$41	0.75%*
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 2,004,000,000
Holdings Count | Holding	104
Investment Company Portfolio Turnover	14.38%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,004	104	14.38%

Holdings [Text Block]
Portfolio Holdings (as of  11/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000034169 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Equity Income Fund
Class Name	Class I
Trading Symbol	DQIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Equity Income Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$43	0.78%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 43	[2]
Expense Ratio, Percent	0.78%	[2],[3]
Net Assets	$ 2,004,000,000
Holdings Count | Holding	104
Investment Company Portfolio Turnover	14.38%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,004	104	14.38%

Holdings [Text Block]
Portfolio Holdings (as of  11/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000034168 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Equity Income Fund
Class Name	Class C
Trading Symbol	DQICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Equity Income Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$97	1.78%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 97	[4]
Expense Ratio, Percent	1.78%	[4],[5]
Net Assets	$ 2,004,000,000
Holdings Count | Holding	104
Investment Company Portfolio Turnover	14.38%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,004	104	14.38%

Holdings [Text Block]
Portfolio Holdings (as of  11/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000034167 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Equity Income Fund
Class Name	Class A
Trading Symbol	DQIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Equity Income Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.02%*
*	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.02%	[6]
Net Assets	$ 2,004,000,000
Holdings Count | Holding	104
Investment Company Portfolio Turnover	14.38%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,004	104	14.38%

Holdings [Text Block]
Portfolio Holdings (as of  11/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

[1]	Annualized.
[2]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[3]	Annualized.
[4]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[5]	Annualized.
[6]	Annualized.